POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT OBLIGATIONS AND PLAN ASSETS (DETAILS) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	$ 11,245	[1],[2]	$ 10,016	[1],[2]
Service cost	270	[2]	218	[2]	214
Interest cost	588	[2]	579	[2]	551
Participants' contributions	21	[2]	19	[2]
Amendments	93	[2]	66	[2]
Actuarial loss	(633)	[2]	1,738	[2]
Acquisitions (divestitures)	0	[2]	(13)	[2]
Curtailments and settlements	0	[2]	4	[2]
Special termination benefits	0	[2]	0	[2]
Currency translation and other	1,137	[2]	(798)	[2]
Benefit payments	(492)	[2]	(584)	[2]
BENEFIT OBLIGATION AT END OF YEAR	12,229	[1],[2]	11,245	[1],[2]	10,016	[1],[2]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	[2]	6,310	[2]
Actual return on plan assets	685	[2]	839	[2]
Acquisitions (divestitures)	0	[2]	(6)	[2]
Employer contributions	555	[2]	439	[2]
Participants' contributions	21	[2]	19	[2]
Currency translation and other	631	[2]	(455)	[2]
ESOP debt impacts	0	[2],[3]	0	[2],[3]
Benefit payments	(492)	[2]	(584)	[2]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	[2]	6,562	[2]	6,310	[2]
FUNDED STATUS	(4,267)	[2]	(4,683)	[2]
Other Retiree Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	4,778	[1],[4]	3,928	[1],[4]
Service cost	146	[4]	103	[4]	91
Interest cost	270	[4]	253	[4]	243
Participants' contributions	67	[4]	58	[4]
Amendments	7	[4]	0	[4]
Actuarial loss	(235)	[4]	633	[4]
Acquisitions (divestitures)	0	[4]	0	[4]
Curtailments and settlements	0	[4]	0	[4]
Special termination benefits	3	[4]	14	[4]
Currency translation and other	89	[4]	30	[4]
Benefit payments	(239)	[4]	(241)	[4]
BENEFIT OBLIGATION AT END OF YEAR	4,886	[1],[4]	4,778	[1],[4]	3,928	[1],[4]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	2,843	[4]	2,394	[4]
Actual return on plan assets	253	[4]	596	[4]
Acquisitions (divestitures)	0	[4]	0	[4]
Employer contributions	29	[4]	22	[4]
Participants' contributions	67	[4]	58	[4]
Currency translation and other	2	[4]	0	[4]
ESOP debt impacts	20	[3],[4]	14	[3],[4]
Benefit payments	(239)	[4]	(241)	[4]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	2,975	[4]	2,843	[4]	2,394	[4]
FUNDED STATUS	$ (1,911)	[4]	$ (1,935)	[4]

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily non-U.S.-based defined benefit retirement plans.
[3]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[4]	Primarily U.S.-based other postretirement benefit plans.